Accumulated other comprehensive income (Details 3) (CHF) In Millions, unless otherwise specified	6 Months Ended																		3 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014 Gains/(losses) on cash flow hedges	Jun. 30, 2013 Gains/(losses) on cash flow hedges	Jun. 30, 2014 Cumulative translation adjustments	Jun. 30, 2013 Cumulative translation adjustments	Jun. 30, 2014 Cumulative translation adjustments Reclassification out of Accumulated Other Comprehensive Income [Member]	Jun. 30, 2013 Cumulative translation adjustments Reclassification out of Accumulated Other Comprehensive Income [Member]	Jun. 30, 2014 Unrealized gains/(losses) on securities	Jun. 30, 2013 Unrealized gains/(losses) on securities	Jun. 30, 2014 Actuarial gains/(losses)	Jun. 30, 2013 Actuarial gains/(losses)	Jun. 30, 2014 Actuarial gains/(losses) Reclassification out of Accumulated Other Comprehensive Income [Member]	Jun. 30, 2013 Actuarial gains/(losses) Reclassification out of Accumulated Other Comprehensive Income [Member]	Jun. 30, 2014 Net prior service credit/ (cost)	Jun. 30, 2013 Net prior service credit/ (cost)	Jun. 30, 2014 Accumulated other comprehensive income	Jun. 30, 2013 Accumulated other comprehensive income	Sep. 30, 2013 JO Hambro Cumulative translation adjustments Reclassification out of Accumulated Other Comprehensive Income [Member]	Jun. 30, 2013 JO Hambro Cumulative translation adjustments Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Sale of subsidiaries							0	46
of which net releases																			38	46
Reclassification adjustments, included in net income, before tax													31	44
Income tax expense	802	925											(9)	(16)
Reclassification adjustments, included in net income			(9)	0	0	46			0	0	22	28			(1)	0	12	74